INCOME TAXES (Details 1)	12 Months Ended
Dec. 31, 2022 USD ($)
Current tax provision
Foreign	$ (75,724)
Total current tax provision	(75,724)
Deferred tax provision
Foreign	850,775
Total deferred tax provision	850,775
Total current provision	$ 775,051